Commitments and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Summary of Off-Balance Sheet Credit Risks, Net of Participations
The following table presents a summary of our off-balance sheet credit risks.

Off-balance sheet credit risks	Dec. 31, 2021	Dec. 31, 2020
(in millions)
Lending commitments	$46,183	$47,577
Standby letters of credit (“SBLC”) (a)	1,971	2,265
Commercial letters of credit	56	60
Securities lending indemnifications (b)(c)	487,298	469,121
(a)Net of participations totaling $128 million at Dec. 31, 2021 and $154 million at Dec. 31, 2020.
(b)Excludes the indemnification for securities for which BNY Mellon acts as an agent on behalf of CIBC Mellon clients, which totaled $67 billion at Dec. 31, 2021 and $62 billion at Dec. 31, 2020.
(c)Includes cash collateral, invested in indemnified repurchase agreements, held by us as securities lending agent of $48 billion at Dec. 31, 2021 and $41 billion at Dec. 31, 2020.
Standby Letters of Credits by Investment Grade	The table below shows SBLCs by investment grade:

Standby letters of credit	Dec. 31, 2021	Dec. 31, 2020

Investment grade	85%	82%
Non-investment grade	15%	18%

Summary of Credit Exposure in the Financial Institutions and Commercial Portfolios	The tables below present our credit exposure in the financial institutions and commercial portfolios.

Financial institutions portfolio exposure (in billions)	Dec. 31, 2021
	Loans	Unfunded commitments	Total exposure
Securities industry	$1.7	$17.5	$19.2
Asset managers	1.7	7.1	8.8
Banks	5.8	1.5	7.3
Insurance	0.2	3.4	3.6
Government	0.1	0.2	0.3
Other	0.7	0.9	1.6
Total	$10.2	$30.6	$40.8

Commercial portfolio exposure (in billions)	Dec. 31, 2021
	Loans	Unfunded commitments	Total exposure
Manufacturing	$0.6	$3.9	$4.5
Energy and utilities	0.4	3.9	4.3
Services and other	1.0	3.2	4.2
Media and telecom	0.1	0.9	1.0
Total	$2.1	$11.9	$14.0